Received SEC
NOV 15 2010
Washington, DC 20549

NASDAQ
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

10013862

CERTNMS
001-34964

P. William Slattery
Vice President
Listing Qualifications

By Electronic Delivery to: filer-support@sec.gov

November 15, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on November 12, 2010, The Nasdaq Stock Market (the "Exchange") received from Stanley Furniture Company, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b)/A for the registration of the following security:

Subscription Rights to Purchase Common Stock

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery